Supplement dated August 30, 2013
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia International Value Fund	7/1/13

Effective on or about August 30, 2013, the following changes are hereby made to the Fund’s prospectus:
The list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following information:
Portfolio Manager	Title	Role with Fund	Managed Fund Since
Fred Copper, CFA	Senior Portfolio Manager	Co-manager	June 2013
Daisuke Nomoto, CMA (SAAJ)	Portfolio Manager	Co-manager	August 2013
The rest of the section remains the same.
The information under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section is hereby superseded and replaced with the following information:
Portfolio Manager	Title	Role with Fund	Managed Fund Since
Fred Copper, CFA	Senior Portfolio Manager	Co-manager	June 2013
Daisuke Nomoto, CMA (SAAJ)	Portfolio Manager	Co-manager	August 2013
Mr. Copper joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005. Mr. Copper began his investment career in 1990 and earned a B.S. from Boston College and an M.B.A. from the University of Chicago.
Mr. Nomoto joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005. Mr. Nomoto began his investment career in 1993 and earned a B.A. from Shiga University, Japan.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP170_02_001_(08/13)

Supplement dated August 30, 2013
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Overseas Value Fund	7/1/13

Effective on or about August 30, 2013, the following changes are hereby made to the Fund’s prospectus:
The list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following information:
Portfolio Manager	Title	Role with Fund	Managed Fund Since
Fred Copper, CFA	Senior Portfolio Manager	Co-manager	2008
Daisuke Nomoto, CMA (SAAJ)	Portfolio Manager	Co-manager	August 2013
The rest of the section remains the same.
The information under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section is hereby superseded and replaced with the following information:
Portfolio Manager	Title	Role with Fund	Managed Fund Since
Fred Copper, CFA	Senior Portfolio Manager	Co-manager	2008
Daisuke Nomoto, CMA (SAAJ)	Portfolio Manager	Co-manager	August 2013
Mr. Copper joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005. Mr. Copper began his investment career in 1990 and earned a B.S. from Boston College and an M.B.A. from the University of Chicago.
Mr. Nomoto joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005. Mr. Nomoto began his investment career in 1993 and earned a B.A. from Shiga University, Japan.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP208_02_001_(08/13)